Organization, Business Operations (Details Narrative) - USD ($)				6 Months Ended	9 Months Ended
	May 30, 2025	May 28, 2025	May 27, 2025	Jan. 31, 2025	Oct. 31, 2025	Sep. 09, 2025	Apr. 28, 2025
Subsidiary, Sale of Stock [Line Items]
Transaction costs					$ 2,635,148
Underwriting commissions				$ 1,500,000	1,725,000
Legal and other offering costs					806,109
Cash held in trust					507,955
Proceeds from sale of private units	$ 86,250,000		$ 86,250,000		2,987,500
Interest payable					50,000
Aggregate value						$ 215,000,000
Aggregate shares						1,500,000
Promissory note						$ 100,000	$ 500,000
Deposits						$ 100,000
Cash				59,073	220
Working capital deficit				$ 162,529	$ 145,981
Founder [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares forfeited					718,750
Founder Shares					431,250
Founder shares post forfeiture					2,156,250
Transfer of Founder Shares					1,725,000
Holdco Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Aggregate shares						20,000,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering			7,500,000	7,500,000
Sale of units per share			$ 10.00
Sale of units in initial public offering aggregate amount			$ 75,000,000
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering		22,500	276,250	276,250
Sale of units per share		$ 10.00	$ 10.00	$ 10.00
Sale of units in initial public offering aggregate amount		$ 225,000	$ 2,762,500
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering		1,125,000	1,125,000	8,625,000
Sale of units per share		$ 10.00	$ 10.00	$ 10.00
Sale of units in initial public offering aggregate amount	$ 11,250,000